Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 833,000
Previously Paid Amount	0.00
Total Fee Amount	115.04
Total Offset Amount	0.00
Net Fee	115.04
Narrative - Max Aggregate Offering Price	$ 833,000
Final Prospectus	true